SUBORDINATED LIABILITIES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	[1]	Dec. 31, 2017
The Group [member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments	£ (2,256)		£ (1,608)
The Bank [member]
SUBORDINATED LIABILITIES (Details) [Line Items]
Expected cash outflow on redemption or repurchase of puttable financial instruments			£ (675)

[1]	The repurchases and redemptions in the year resulted in cash outflows of 2,256 million (2017: 1,608 million).